Goodwill And Other Intangible Assets (Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Goodwill	$ 361,280,000	$ 361,864,000	$ 355,700,000
Patents [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	13,500,000	13,500,000
Less: accumulated amortization	13,300,000	13,300,000
Net	200,000	200,000
Capitalized Software [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	129,800,000	116,700,000
Less: accumulated amortization	67,000,000	57,400,000
Net	62,800,000	59,300,000
Customer Relationships [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	61,400,000	61,400,000
Less: accumulated amortization	14,700,000	11,600,000
Net	46,700,000	49,800,000
Other Intangible Assets [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Gross carrying amount	10,300,000	10,300,000
Less: accumulated amortization	10,300,000	9,600,000
Net		700,000
Trade Names [Member]
Finite-Lived And Indefinite-Lived Intangible Assets [Line Items]
Intangible assets with indefinite lives	$ 121,700,000	$ 121,800,000